Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Long-term debt	$ 981,030	$ 979,575	$ 1,215,674
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864